ASPIRIANT TRUST

11100 Santa Monica Blvd., Suite 600

Los Angeles, California 90025

(310) 806-4000

November 20, 2019

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Aspiriant Trust (the “Trust”) (File Nos.: 333-178600; 811-22648)

Dear Sir or Madam:

An electronic filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended, on behalf of the Trust. This filing contains certain updated annual fund operating expense summary information that was filed as a supplement to the Trust’s prospectus on November 8, 2019 (SEC Accession No. 0001398344-19-019438). Questions regarding this filing may be directed to the undersigned at (414) 290-3404.

Sincerely,

/s/ Benjamin D. Schmidt

Benjamin D. Schmidt

Secretary and Assistant Treasurer

Encl.